Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Basic Net Loss Per Share Attributable to Common Shareholders

The following table sets forth the computation of basic net loss per share attributable to common shareholders for the period ended December 31:

2025
Numerator:
Net loss attributable to common shareholders, basic and diluted	$(12)
Denominator:
Weighted average common shares outstanding	1
Net loss per share attributable to common shareholders, basic and diluted	$(12,035)